Multi-Hedge Strategies Fund Annual Fund Operating Expenses - Class A Class C and Institutional [Member] - Multi-Hedge Strategies Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.45%	[2]
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	2.81%	[3]
Fee Waiver or Reimbursement	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	2.74%	[3]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.45%	[2]
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	2.06%	[3]
Fee Waiver or Reimbursement	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	1.99%	[3]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.45%	[2]
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.81%	[3]
Fee Waiver or Reimbursement	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	1.74%	[3]

[1]	Other Expenses of the Fund were less than 0.01% for the fiscal year ended December 31, 2025.
[2]	“Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[4]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees. In addition, the Advisor also has contractually agreed, through May 1, 2027, to waive the amount of the Fund's management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Advisor or any of its affiliates also serves as investment manager. The agreement may be terminated by the Advisor at the conclusion of any one-year term or by the Fund's Board of Trustees at any time, and when the Advisor ceases to serve as such.